Commitments and Contingencies	6 Months Ended
Jun. 27, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

13.	COMMITMENTS AND CONTINGENCIES
The Company is a party to various lawsuits and claims in the normal course of business. While the lawsuits and claims against the Company cannot be predicted with certainty, management believes that the ultimate resolution of the matters will not have a material effect on the consolidated financial position or results of operations of the Company.
The Company generally warrants its products against certain manufacturing and other defects. These product warranties are provided for specific periods of time depending on the nature of the product. The accrued product warranty costs are based primarily on historical experience of actual warranty claims and are recorded at the time of the sale.

The following table provides the changes in the Company’s accrual for product warranties which is classified as a component of accrued liabilities in the condensed consolidated balance sheets.

	For the thirteen weeks ended		For the twenty-six weeks ended
	June 27, 2021	June 28, 2020	June 27, 2021	June 28, 2020
Beginning balance	$2,868	$3,211	$3,989	$3,454
Accrued for current year warranty claims	2,479	2,060	3,436	3,927
Settlement of warranty claims	(2,419)	(2,309)	(4,497)	(4,419)

Ending balance	$2,928	$2,962	$2,928	$2,962